UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3193
                                   --------

                        FRANKLIN TAX-EXEMPT MONEY FUND
                        ------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



JULY 31, 2003

ANNUAL REPORT AND SHAREHOLDER LETTER

TAX - FREE INCOME

                                    FRANKLIN
                             TAX-EXEMPT MONEY FUND


WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ..................   1

ANNUAL REPORT

Franklin Tax-Exempt Money Fund ......   3

Financial Highlights &
Statement of Investments ............   5

Financial Statements ................  11

Notes to Financial Statements .......  14

Independent Auditors' Report ........  17

Tax Designation .....................  18

Board Members and Officers ..........  19

Annual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.1

PERFORMANCE SUMMARY
7/31/03

Seven-day effective yield*       0.24%
Seven-day annualized yield       0.24%
Taxable equivalent yield**       0.37%

*The seven-day effective yield assumes the compounding of daily dividends. **Taxable equivalent yield assumes the 2003 maximum 35.00% federal personal income tax rate.

Annualized and effective yields are for the seven-day period ended 7/31/03. The Fund's average weighted maturity was 56 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.
Past performance does not guarantee future results.

This annual report for Franklin Tax-Exempt Money Fund covers the fiscal year ended July 31, 2003.


PERFORMANCE OVERVIEW

The Fund's seven-day effective yield fell from 0.72% on July 31, 2002, to 0.24% on July 31, 2003.


ECONOMIC AND MARKET OVERVIEW

The 12 months under review witnessed mixed signals for the U.S. economy, geopolitical landscape and financial markets. The U.S. economy grew moderately, but unevenly, during the period. Despite rising unemployment and anemic business spending, consumer spending held its ground for the most part. After generally poor performance in the first half of the Fund's fiscal year, equity markets experienced less volatility and rebounded strongly in the second half. Uncertainty surrounding a U.S.-led war in Iraq dominated headlines, and as war began in mid-March, concerns about its duration, outcome and repercussions took center stage. Attention returned to the U.S. economy after major combat ended. Consumer and business spending accelerated in the second quarter of 2003, and improvements in some key economic indicators such as durable goods orders and industrial production pointed toward stronger growth.

Largely as a result of investor uncertainty, the bond market generally performed well as investors diversified into fixed income securities. Lower long-term interest rates, tame inflation and a proactive monetary easing policy by the Federal Reserve Board (the Fed) contributed to solid price performance for bonds, because long-term interest rates and bond prices move in opposite directions. During the second



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 6.

                                                               Annual Report | 3
quarter of 2003, the markets focused on the Fed's actions. The Fed left the federal funds target rate unchanged at its May 6 meeting, in line with market expectations. The Fed indicated it believed the economy was headed toward a post-war recovery, and that due to the possibility of further disinflation, the federal funds target rate would remain low for the near term. Contrary to market expectations of a 50 basis-point cut, however, on June 25 the Fed reduced the federal funds target rate by only 25 basis points. Responding negatively, the bond market sold off in the days following the decision, raising most bond yields.

During the year under review, the short-term money market experienced historically low trading levels. On July 9, 2003, short-term interest rates reached a low of 0.70%.2 State and local government issuers took advantage of low short-term rates and brought many deals to market to help bridge budget gaps. In fact, supply for the first six months of 2003 increased 13.6% from the same period in 2002.3 Tax-exempt money funds' distribution rates also experienced declines.


INVESTMENT STRATEGY

Our investment strategy continues to emphasize high quality and liquidity as we seek to invest in tax-free securities. We manage the Fund more conservatively than SEC guidelines require, seeking to ensure the safety and stability of the Fund's principal. For example, although allowed by the SEC for money market funds, we do not purchase any derivative securities for our tax-exempt money funds. We believe the increased yield offered by such securities does not justify the added risk to shareholders.


MANAGER'S DISCUSSION

During the reporting period, the Fund participated in several attractive deals including Idaho State GO TRAN; Florida Local Government Commission TECP; Westchester County, New York, GO; and Chicago, Illinois, GO Temporary Notes.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We welcome new shareholders and look forward to serving your future investment needs.



2. Source: The Bond Market Association.
3. Sources: The Bond Buyer; Thomson Financial.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

4| Annual Report

Franklin Tax-Exempt Money Fund
FINANCIAL HIGHLIGHTS

                                                                   -----------------------------------------------------------
                                                                                        YEAR ENDED JULY 31,
                                                                        2003        2002         2001        2000        1999
                                                                   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year . ............................. $    1.00   $    1.00     $   1.00    $   1.00    $   1.00
                                                                   -----------------------------------------------------------
Income from investment operations - net investment income ........      .005        .011         .029        .030        .025

Less distributions from net investment income ....................     (.005)      (.011)       (.029)      (.030)      (.025)
                                                                   -----------------------------------------------------------
Net asset value, end of year ..................................... $    1.00   $    1.00     $   1.00    $   1.00    $   1.00
                                                                   -----------------------------------------------------------


Total return a ...................................................      .53%       1.06%        2.98%       3.02%       2.49%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................$  176,834   $ 163,710     $167,705    $169,338    $190,727

Ratios to average net assets:

   Expenses ......................................................      .76%        .76%         .76%        .74%        .74%

   Expenses excluding waiver and payments by affiliate ...........      .76%        .76%         .76%        .74%        .82%

   Net investment income .........................................      .53%       1.05%        2.94%       3.02%       2.46%


a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

                          Annual Report | See notes to financial statements. | 5

Franklin Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, JULY 31, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS 100.2%
ARIZONA 4.8%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
   Weekly VRDN and Put, .95%, 12/15/18 ........................................................... $   1,000,000  $   1,000,000
  Maricopa County Community College District GO, Refunding, 4.25%, 7/01/04 .......................     1,490,000      1,534,416
  Mesa Municipal Development Corp. Excise Tax Revenue, Refunding, FSA Insured, 4.00%, 1/01/04 ....     1,000,000      1,011,393
a Pinal County IDA, PCR, Magna-Copper Co., Newmont Mining Corp., DATES,
   Daily VRDN and Put, .90%, 12/01/09 ............................................................     4,900,000      4,900,000
                                                                                                                  --------------
                                                                                                                      8,445,809
                                                                                                                  --------------

CALIFORNIA 4.5%
California Infrastructure and Economic Development Bank, 1.00%, 5/13/04 ..........................    8,000,000       8,000,000
                                                                                                                  --------------
COLORADO 2.8%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, .80%, 11/01/29 ...    2,000,000       2,000,000
a Denver City & County COP, Wellington E Web-C3, Refunding, AMBAC Insured,
   Weekly VRDN and Put, .85%, 12/01/29 ...........................................................    3,000,000       3,000,000
                                                                                                                  --------------
                                                                                                                      5,000,000
                                                                                                                  --------------

CONNECTICUT 4.8%
Connecticut State GO, Series A, 4.00%, 4/15/04 ...................................................    2,500,000       2,551,545
a Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
  Series T-1, Daily VRDN and Put, .82%, 7/01/29 ..................................................    6,000,000       6,000,000
                                                                                                                  --------------
                                                                                                                      8,551,545
                                                                                                                  --------------

FLORIDA 8.0%
Florida Local Government Commission, TECP, Series A, .80%, 10/07/03 ..............................    4,718,000       4,718,000
a Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, .85%, 8/01/25 .....    4,400,000       4,400,000
a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
   AMBAC Insured, Daily VRDN and Put, .90%, 12/01/15 .............................................    5,000,000       5,000,000
                                                                                                                  --------------
                                                                                                                     14,118,000
                                                                                                                  --------------
GEORGIA 5.6%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project,
   Refunding, Daily VRDN and Weekly Put, .82%, 10/01/16 ..........................................    1,500,000       1,500,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, .85%, 11/01/41     1,600,000       1,600,000
a De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly VRDN and Put,
   .85%, 9/01/09 .................................................................................    1,400,000       1,400,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
   Weekly VRDN and Put, .85%, 9/01/17 ............................................................    1,000,000       1,000,000
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
   Weekly VRDN and Put, .80%, 7/01/25 ............................................................    1,100,000       1,100,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
   Weekly VRDN and Put, .88%, 6/15/25 ............................................................    3,200,000       3,200,000
                                                                                                                  --------------
                                                                                                                      9,800,000
                                                                                                                  --------------

HAWAII 2.8%
Honolulu City and County GO, Series C, FGIC Insured, 1.30%, 12/04/03 .............................    5,000,000       5,000,000
                                                                                                                  --------------
IDAHO 3.4%
Idaho State GO, TRAN, 2.00%, 6/30/04 .............................................................    6,000,000       6,065,171
                                                                                                                  --------------

6 | Annual Report

Franklin Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  ILLINOIS 8.2%
  Chicago GO, Temporary Notes, 1.22%, 1/07/04 ...................................................  $    7,500,000   $     7,500,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
   MBIA Insured, Weekly VRDN and Daily Put, .80%, 1/01/10 .......................................       7,000,000         7,000,000
                                                                                                                    ---------------
                                                                                                                         14,500,000
                                                                                                                    ---------------
  INDIANA 5.8%
a Indiana State Educational Facilities Authority Revenue, Indiana Wesleyan University Project,
   Weekly VRDN and Put, .85%, 12/01/08 ..........................................................       1,800,000         1,800,000
  Indiana Transportation Financing Authority Highway Revenue, 1.50%, 10/03/03 ...................       4,000,000         4,003,759
a Indianapolis Local Public Improvement Revenue Bond, Refunding, Series F-2, MBIA Insured,
   Weekly VRDN and Put, .80%, 2/01/20 ...........................................................       4,500,000         4,500,000
                                                                                                                    ---------------
                                                                                                                         10,303,759
                                                                                                                    ---------------
  KENTUCKY 2.7%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A, FGIC Insured,
   Weekly VRDN and Put, .85%, 12/01/15 ..........................................................       4,800,000         4,800,000
                                                                                                                    ---------------
  LOUISIANA 2.9%
a Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
   .85%, 12/01/15 ...............................................................................       1,600,000         1,600,000
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
   First Stage, ACES, Refunding, Daily VRDN and Put, .90%, 9/01/17 ..............................       3,610,000         3,610,000
                                                                                                                    ---------------
                                                                                                                          5,210,000
                                                                                                                    ---------------
  MASSACHUSETTS 5.9%
a Massachusetts Bay Transportation Authority GO, General Transportation System,
  Weekly VRDN and Put, .85%, 3/01/30 ............................................................       3,000,000         3,000,000
a Massachusetts State HFAR, Series F, FSA Insured, VRDN and Put, .85%, 12/01/37 .................       7,500,000         7,500,000
                                                                                                                    ---------------
                                                                                                                         10,500,000
                                                                                                                    ---------------
  MICHIGAN 5.1%
a Detroit Sewer Disposal Revenue,
     senior lien, Series B, Daily VRDN and Put, .85%, 7/01/33 ...................................       4,200,000         4,200,000
     Series C-2, Refunding, Weekly VRDN and Put, .85%, 7/01/29 ..................................       3,100,000         3,100,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, .85%, 8/15/32 ...............       1,600,000         1,600,000
                                                                                                                    ---------------
                                                                                                                          8,900,000
                                                                                                                    ---------------
  NEVADA 2.3%
a Clark County Airport Improvement Revenue, sub. lien,
     Series A-1, Weekly VRDN and Put, .80%, 7/01/25 .............................................       1,000,000         1,000,000
     Series B-1, Weekly VRDN and Put, .88%, 7/01/29 .............................................       3,000,000         3,000,000
                                                                                                                    ---------------
                                                                                                                          4,000,000
                                                                                                                    ---------------
  NEW JERSEY 2.6%
a New Jersey State Turnpike Authority Turnpike Revenue, Series D, FGIC Insured,
   Weekly VRDN and Put, .75%, 1/01/18 ...........................................................       4,600,000         4,600,000
                                                                                                                    ---------------


                                                               Annual Report | 7

Franklin Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONT.
   NEW MEXICO 1.9%
a  Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, .85%, 7/01/23 .............. $     300,000   $    300,000
a  Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
     .90%, 9/01/24 .................................................................................     2,300,000      2,300,000
a  University of New Mexico Revenue, AMBAC Insured, Weekly VRDN and Put, .80%, 6/01/06 .............       700,000        700,000
                                                                                                                     -------------
                                                                                                                        3,300,000
                                                                                                                     -------------

   NEW YORK 5.8%
   a New York City GO,
        Series H, Sub Series H-3, Daily VRDN and Put, .85%, 8/01/23 ................................       800,000        800,000
        Sub Series A-7, Daily VRDN and Put, .85%, 8/01/20 ..........................................     4,500,000      4,500,000
a  Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
     .85%, 5/01/33 .................................................................................     3,000,000      3,000,000
   Westchester County GO, Series E, 2.50%, 12/15/03 ................................................     1,935,000      1,944,861
                                                                                                                     -------------
                                                                                                                       10,244,861
                                                                                                                     -------------

   NORTH CAROLINA 1.2%
a  North Carolina Medical Care Commission Hospital Revenue,
   Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put, .87%, 4/01/10 ...............     1,000,000      1,000,000
        Pooled Financing Project, ACES, Series B, Daily VRDN and Put, .90%, 10/01/13................     1,200,000      1,200,000
                                                                                                                     -------------
                                                                                                                        2,200,000
                                                                                                                     -------------
   PENNSYLVANIA 1.7%
a  Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, .85%, 12/01/28 ..............       300,000        300,000
a  Lehigh County General Purpose Authority Revenue, St. Lukes Hospital
   Project,
     Daily VRDN and Put, .87%, 7/01/31 .............................................................     2,700,000      2,700,000
                                                                                                                     -------------
                                                                                                                        3,000,000
                                                                                                                     -------------

   PUERTO RICO .6%
   University of Puerto Rico University Revenue, Refunding, Series N, MBIA Insured, 6.25%, 6/01/04 .     1,000,000      1,044,845
                                                                                                                     -------------
   SOUTH CAROLINA 1.0%
a  Piedmont Municipal Power Agency Electric Revenue, Refunding, Series B, MBIA Insured,
     Weekly VRDN and Put, .83%, 1/01/19 ............................................................     1,800,000      1,800,000
                                                                                                                     -------------
   SOUTH DAKOTA 1.2%
a  Lawrence County PCR, Homestake Mining, Refunding, Series B, Daily VRDN and
   Put, .90%, 7/01/32 ..............................................................................     2,000,000      2,000,000
                                                                                                                     -------------
   TENNESSEE 4.5%
a  Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
     Daily VRDN & Put, .95%
        7/01/31 ....................................................................................     2,890,000      2,890,000
        1/01/33 ....................................................................................     1,700,000      1,700,000
a  Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool,
        Daily VRDN and Put, .95%, 4/01/32 ..........................................................     1,000,000      1,000,000
        Weekly VRDN and Daily Put, .85%, 11/01/27 ..................................................     2,295,000      2,295,000
                                                                                                                     -------------
                                                                                                                        7,885,000
                                                                                                                     -------------


 8| Annual Report

Franklin Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  TEXAS 8.3%
a Angelina and Neches River Authority IDC, Solid Waste Revenue, DATES, Daily VRDN and
    Put, .92%, 5/01/14 ....................................................................  $   1,200,000   $    1,200,000
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, .85%, 9/15/26 ....................................................      3,900,000        3,900,000
  Dallas ISD, GO, Refunding, 1.75%, 2/15/04 ...............................................      2,055,000        2,064,652
  Texas State TRAN, 2.75%, 8/29/03 ........................................................      7,500,000        7,507,370
                                                                                                             --------------
                                                                                                                 14,672,022
                                                                                                             --------------

  WISCONSIN 1.8%
  Madison GO, Promissory Notes, Series A, 4.00%, 8/01/03 ..................................      2,000,000        2,000,000
a Wisconsin Housing and EDA, Home Ownership Revenue, Series I, FSA Insured,
    Weekly VRDN and Put, .90%, 3/01/25 ....................................................      1,250,000        1,250,000
                                                                                                             --------------
                                                                                                                  3,250,000
                                                                                                             --------------

  TOTAL INVESTMENTS (COST $177,191,012) 100.2% ............................................                     177,191,012
  OTHER ASSETS, LESS LIABILITIES (.2)% ....................................................                        (356,655)
                                                                                                             --------------
  NET ASSETS 100.0% .......................................................................                  $  176,834,357
                                                                                                             --------------



See glossary of terms on page 10.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                          Annual Report | See notes to financial statements. | 9

Franklin Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONTINUED)



GLOSSARY OF TERMS

ACES  - Adjustable Convertible Exempt Securities
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
DATES - Demand Adjustable Tax-Exempt Securities
EDA   - Economic Development Authority
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assistance
GO    - General Obligation
HFA   - Housing Finance Authority
HFAR  - Housing Finance Agency Revenue
IDA   - Industrial Development Authority/Agency
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MFR   - Multi-Family Revenue
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
RAN   - Revenue Anticipation Notes
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes
VRDN  - Variable Rate Demand Notes

 10| Annual Report

Franklin Tax-Exempt Money Fund
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

Assets:
     Investments in securities, at value and cost ........... $     177,191,012
   Cash .....................................................           300,084
   Receivables:
     Capital shares sold ....................................           305,546
     Interest ...............................................           588,910
                                                               ----------------
        Total assets ........................................       178,385,552
                                                               ----------------
Liabilities:
   Payables:
     Capital shares redeemed ................................         1,241,152
     Affiliates .............................................            93,350
     Shareholders ...........................................           170,728
   Distributions to shareholders ............................            11,858
   Other liabilities ........................................            34,107
                                                               ----------------
        Total liabilities ...................................         1,551,195
                                                               ----------------
   Net assets, at value ..................................... $     176,834,357
                                                               ----------------
   Shares outstanding .......................................       176,834,357
                                                               ----------------
   Net asset value per share a ..............................             $1.00
                                                               ----------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.



                         Annual Report | See notes to financial statements. | 11

Franklin Tax-Exempt Money Fund
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the year ended July 31, 2003

Investment income:
   Interest ...................................................... $  2,188,689
                                                                   -------------
Expenses:
   Management fees (Note 3) ......................................      967,301
   Transfer agent fees (Note 3) ..................................      196,302
   Custodian fees ................................................        1,813
   Reports to shareholders .......................................       21,515
   Registration and filing fees ..................................       58,862
   Professional fees .............................................       16,843
   Directors' fees and expenses ..................................        8,267
   Other .........................................................       17,908
                                                                   -------------
     Total expenses ..............................................    1,288,811
                                                                   -------------
        Net investment income ....................................      899,878
                                                                   -------------
Net realized gain (loss) from investments ........................       (2,830)
                                                                   -------------
Net increase (decrease) in net assets resulting from operations .. $    897,048
                                                                   -------------


 12| See notes to financial statements. | Annual Report

Franklin Tax-Exempt Money Fund
FINANCIAL STATEMENTS (CONTINUED)



STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2003 and 2002

                                                                                           ---------------------------------
                                                                                                  2003            2002
                                                                                           ---------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .............................................................   $     899,878      $  1,775,971
     Net realized gain (loss) from investments .........................................          (2,830)              103
                                                                                           ----------------------------------
        Net increase (decrease) in net assets resulting from operations ................         897,048         1,776,074
Distributions to shareholders from net investment income ...............................        (897,048) a     (1,776,074) b
Capital share transactions: (Note 2) ...................................................      13,124,529        (3,994,812)
                                                                                           ----------------------------------
          Net increase (decrease) in net assets ........................................      13,124,529        (3,994,812)
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ...................................................................     163,709,828       167,704,640
                                                                                           ----------------------------------
   End of year .........................................................................   $ 176,834,357      $163,709,828
                                                                                           ----------------------------------

aDistributions were decreased by a net realized loss from investments of
 ($2,830).
bDistributions were increased by a net realized gain from investments of $103.




                         Annual Report | See notes to financial statements. | 13

Franklin Tax-Exempt Money Fund
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Premiums on securities are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 14| Annual Report

Franklin Tax-Exempt Money Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

At July 31, 2003, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                            ------------------------------------
                                                       YEAR ENDED JULY 31,
                                                    2003               2002
                                            ------------------------------------
Share sold ................................  $   198,328,356     $  181,354,300
Shares issued in reinvestment of
distributions .............................          893,203          1,785,282
Shares redeemed ...........................     (186,097,030)      (187,134,394)
                                            ------------------------------------
Net increase (decrease) ...................  $    13,124,529     $   (3,994,812)
                                            ------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------
ENTITY                                                   AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                       Investment Manager
Franklin Templeton Services, LLC (FT Services)           Administration Manager
Franklin/Templeton Distributors, Inc (Distributors)      Principal Underwriter
Franklin/Templeton Investor Services, LLC (Investor      Transfer Agent
Services)

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

-----------------------------------------------------
 ANNUALIZED FEE RATE    AVERAGE DAILY NET ASSETS
-----------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and
                        including $250 million
         .450%          Over $250 million



                                                              Annual Report | 15

Franklin Tax-Exempt Money Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors received contingent deferred sales charges for the year of $2,545.

The Fund paid transfer agent fees of $196,302 of which $142,070 was paid to Investor Services.


4. INCOME TAXES

At July 31, 2003, the Fund had tax basis capital losses of $37,327 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital losses expire in:
   2004 ......................................................... $        492
   2005 .........................................................        1,844
   2008 .........................................................        8,419
   2009 .........................................................       26,572
                                                                  ------------
                                                                  $     37,327
                                                                  ------------

On July 31, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $2,830. For tax purposes such losses will be reflected in the year ending July 31, 2004.

The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                  ------------------------
                                                       2003      2002
                                                  ------------------------
Distributions paid from ordinary tax-exempt
income .......................................... $  897,048  $  1,776,074
                                                  ------------------------

At July 31, 2003, the Fund's cost of investments and undistributed ordinary tax-exempt income were as follows:

Cost of Investments .......................... $     177,191,012
                                               -----------------
Undistributed ordinary tax-exempt income ......$          46,685
                                               -----------------

 16| Annual Report

Franklin Tax-Exempt Money Fund
INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (the "Fund") at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco,
California September 4, 2003

                                                              Annual Report | 17

Franklin Tax-Exempt Money Fund
TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(5)(A) of the Internal Revenue Code, the fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2003.



18| Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)      Director      Since 1980        113                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------------------
HARRIS L. ASHTON (71)          Director      Since 1982        140                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
--------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)       Director      Since 1989        141                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (74)         Director      Since 1980        113                        Director, The California Center for
One Franklin Parkway                                                                      Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and Chairman, Peregrine
Venture Management FORMERLY, Company (venture capital).
--------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)         Director      Since 1992        140                        Director, White Mountains Insurance
One Franklin Parkway                                                                      Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                  Biosciences Corporation; MedImmune,
                                                                                          Inc. (biotechnology); Overstock.com
                                                                                          (Internet services); and Spacehab,
                                                                                          Inc. (aerospace services); and
                                                                                          FORMERLY, Director, MCI
                                                                                          Communication Corpo- ration
                                                                                          (subsequently known as MCI
                                                                                          WorldCom, Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-
                                                                                          2002).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht & Quist Group (investment banking) (1987-1992); and President,
National Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 19

INTERESTED BOARD MEMBERS AND OFFICERS

--------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED         BY BOARD MEMBER*                 OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)       Director and     Director since     140                              None
One Franklin Parkway            Chairman of      1980 and
San Mateo, CA 94403-1906        the Board        Chairman of the
                                                 Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (62)   Director,        Director since     123                             None
One Franklin Parkway            President and    1980, President
San Mateo, CA 94403-1906        Chief Executive  since 1993 and
                                Officer -        Chief Executive
                                Investment       Officer -
                                                 Investment
                                Management       Management
                                                 since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 49 of the investment companies in Franklin
Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (43)             Vice President   Since 1999          Not Applicable                None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (58)            Vice President   Since 1986           Not Applicable               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (38)      Vice President   Since 1999           Not Applicable               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------

 20| Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION           TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)          Vice President   Since 1995        Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
--------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)            Senior Vice     Since 2002        Not Applicable             None
500 East Broward Blvd.           President and
Suite 2100                       Chief
                                 Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)               Vice President  Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and President, Chief Executive
Officer and Director, Property FORMERLY, Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)            Vice President  Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice
President, Templeton Worldwide, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to
the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)           Vice          Since 2002      Not Applicable             Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                 President -                                              Inc. and Lingnan Foundation.
Rockefeller Center               AML
New York, NY 10048-0772          Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------

Annual Report | 21

--------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION          TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)    Treasurer and     Treasurer        Not Applicable             None
One Franklin Parkway            Chief Financial   since 2000
San Mateo, CA 94403-1906        Officer           and Chief
                                                  Financial Officer
                                                  since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)          Vice President    Since 2000       Not Applicable             None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (41)               Vice President    Since 1999       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

 22| Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund

Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance Products Trust 11

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9.Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03                                            Not part of the annual report

(LOGO)
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-EXEMPT MONEY FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISSTRIBUTOR
Franklin Templeton Distributors, Inc. 1-800/DIAL BEN(R) franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Tax-Exempt Money Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 A2003 09/03

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCUNTING OFFICER.

   (C) N/A

   (D) N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A) (1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

    (2) THE AUDIT COMMITTEE FINANCIAL EXPERT IF FRANK W.T. LAHAYE AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 30, 2003